PARTY-IN-INTEREST	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST
5.
PARTY-IN-INTEREST

Certain Plan investments are shares of registered investment companies that are managed by the trustee of the Plan’s assets, therefore these transactions qualify as party-in-interest.

In 2025 and 2024, the Plan provided participants the election of an investment in Pathfinder Bancorp, Inc.’s common stock through self-directed brokerage accounts. As of December 31, 2025, the Plan held 124,338 shares of Pathfinder Bancorp, Inc.’s common stock fund at a per-share price of $14.03. As of December 31, 2024, the Plan held 145,353 shares of Pathfinder Bancorp, Inc.’s common stock fund at a per-share price of $17.06.

In addition, the Plan issues notes receivable to participants, which are secured by the balances in the participants’ accounts. Therefore, related transactions qualify as party-in-interest transactions. All other transactions which may be considered party-in-interest transactions relate to normal plan management and administrative services, and the related payment of fees.